Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Impact Mortgage Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(a)
................ USD 72 $ 63,334
Total Asset-Backed Securities — 0.0%
(Cost: $ 73,669 ) ................................. 63,334
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.4%
(a)
Ares Trust, Series 2025-IND3, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.81%, 04/15/42
(b)
.................. 221 221,276
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 5.23%, 03/15/37
(b)
....... 195 184,306
BX Commercial Mortgage Trust, Series 2025-
SPOT, Class A, (1-mo. CME Term SOFR at
1.44% Floor + 1.44%), 5.76%, 04/15/40
(b)
.. 348 347,891
BX Trust, Series 2021-VIEW, Class A, (1-mo.
CME Term SOFR at 1.28% Floor + 1.39%),
5.71%, 06/15/36
(b)
.................. 780 776,161
Commercial Mortgage Trust, Series 2024-WCL1,
Class A, (1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 6.15%, 06/15/41
(b)
....... 785 784,754
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2020-609M, Class A, (1-mo. CME Term
SOFR at 1.37% Floor + 1.73%), 6.05%,
10/15/33 ...................... 343 341,285
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 3.13%),
7.45%, 10/15/33 ................. 400 385,107
NJ 2025-WBRK, Series 2025-WBRK, Class A,
5.87%, 03/05/35 ................... 255 263,400
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/35
(b)
.................. 266 269,347
3,573,527
Interest Only Commercial Mortgage-Backed Securities — 0.4%
(b)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class XA, 1.05%,
05/15/53
(a)
....................... 966 34,673
BANK
Series 2020-BN29, Class XA, 1.41%,
11/15/53 ...................... 2,657 147,940
Series 2021-BN33, Class XA, 1.16%,
05/15/64 ...................... 9,555 398,977
Benchmark Mortgage Trust, Series 2020-B21,
Class XA, 1.53%, 12/17/53
(a)
........... 2,599 149,358
CSAIL Commercial Mortgage Trust, Series 2018-
C14, Class XA, 0.67%, 11/15/51 ......... 2,764 39,884
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.58%, 10/15/52 ........ 7,145 347,845
1,118,677
Total Non-Agency Mortgage-Backed Securities — 1 .8%
(Cost: $ 4,806,297 ) ............................... 4,692,204
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 3.2%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
Series 5443 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.51% , 08/25/54 ........... USD 777 $ 778,340
Series 5444 , Class FC , (SOFR 30 day
Average at 1.12% Floor and 7.00% Cap +
1.12%), 5.43% , 08/25/54 ........... 1,846 1,835,613
Series 5458 , Class PF , (SOFR 30 day
Average at 1.00% Floor and 7.00% Cap +
1.00%), 5.31% , 09/25/54 ........... 291 290,724
Series 5468 , Class FM , (SOFR 30 day
Average at 1.20% Floor and 6.50% Cap +
1.20%), 5.51% , 11/25/54 ............ 835 833,196
Series 5468 , Class MF , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 5.61% , 11/25/54 ............ 645 645,013
Federal National Mortgage Association , Series
2011-8 , Class ZA , 4.00% , 02/25/41 ....... 576 557,204
Federal National Mortgage Association Variable
Rate Notes
(b)
Series 2023-46 , Class FA , (SOFR 30 day
Average at 1.30% Floor and 7.00% Cap +
1.30%), 5.61% , 10/25/53 ........... 1,155 1,162,301
Series 2023-56 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 7.00% Cap +
1.40%), 5.71% , 11/25/53 ............ 202 202,629
Series 2024-54 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 5.56% , 08/25/54 ........... 580 581,095
Series 2024-83 , Class FA , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 5.46% , 10/25/54 ........... 924 918,531
Government National Mortgage Association
Variable Rate Notes , Series 2014-107 , Class
WX , 6.54% , 07/20/39
(b)
............... 332 342,861
8,147,507
Interest Only Collateralized Mortgage Obligations — 1.9%
Federal National Mortgage Association
Series 2020-32 , 4.00% , 05/25/50 ........ 1,085 231,744
Series 2020-32 , Class PI , 4.00% , 05/25/50 . 1,121 239,463
Government National Mortgage Association
Series 2020-149 , Class IA , 2.50% , 10/20/50 . 16,025 2,319,578
Series 2021-159 , Class IH , 3.00% , 09/20/51 7,039 1,120,234
Series 2022-127 , Class IA , 3.50% , 03/20/52 . 6,256 1,059,768
4,970,787
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K116 , Class X1 , 1.52% , 07/25/30 ... 1,385 78,843
Series K119 , Class X1 , 1.02% , 09/25/30 ... 2,330 91,536
Series K122 , Class X1 , 0.96% , 11/25/30 ... 3,370 127,660
Government National Mortgage Association
Variable Rate Notes
Series 2005-9 , 0.30% , 01/16/45 ......... 643 5
Series 2005-50 , 0.23% , 06/16/45 ........ 1,187 5,095
Series 2006-30 , 2.79% , 05/16/46 ........ 193 13
Series 2016-151 , 0.88% , 06/16/58 ....... 3,072 131,123
Series 2017-61 , 0.70% , 05/16/59 ........ 1,095 39,577
473,852

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Impact Mortgage Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 155.4%
Federal Home Loan Mortgage Corp.
2.50% , 03/01/30 - 04/01/31 ............ USD 468 $ 452,444
3.00% , 09/01/27 - 08/01/30 ............ 348 341,139
5.00% , 04/01/36 - 11/01/48 ............ 408 413,753
5.50% , 06/01/41 ................... 387 398,263
Federal National Mortgage Association ,
3.50% , 11/01/46 ................... 628 590,839
Government National Mortgage Association
2.00% , 04/20/51 ................... 2,005 1,592,402
2.00% , 07/15/55
(c)
.................. 12,329 10,038,273
2.50% , 02/20/51 - 01/20/52 ............ 14,151 11,903,666
3.00% , 07/20/48 - 11/20/51 ............ 21,786 19,472,847
3.00% , 07/15/55
(c)
.................. 246 217,552
3.50% , 01/20/41 - 02/20/52 ............ 41,419 37,581,876
3.50% , 08/15/55
(c)
.................. 125 113,375
4.00% , 12/20/41 - 01/20/52 ............ 24,273 22,646,345
4.00% , 07/15/55 - 08/15/55
(c)
........... 258 239,833
4.50% , 03/15/47 - 05/20/50 ............ 1,890 1,814,431
4.50% , 07/15/55
(c)
.................. 699 668,984
5.00% , 12/15/38 - 06/20/52 ............ 4,345 4,338,270
5.00% , 07/15/55
(c)
.................. 251 246,519
5.50% , 09/20/52 - 04/20/53 ............ 5,971 6,020,243
5.50% , 07/15/55
(c)
.................. 7,225 7,234,481
6.00% , 10/20/52 - 01/20/55 ............ 7,291 7,508,211
6.50% , 12/20/52 - 01/20/55 ............ 6,824 7,113,086
7.00% , 04/20/54 ................... 865 909,979
7.50% , 07/20/54 ................... 610 635,717
Uniform Mortgage-Backed Securities
1.50% , 07/25/40
(c)
.................. 2,987 2,653,766
2.00% , 10/01/31 - 11/01/51 ............ 4,218 3,436,540
2.00% , 07/25/40 - 07/25/55
(c)
........... 56,292 46,055,369
2.50% , 04/01/30 - 02/01/52 ............ 8,024 7,200,302
2.50% , 07/25/55
(c)
.................. 17,032 14,119,028
3.00% , 04/01/28 - 08/01/52 ............ 20,213 17,711,112
3.00% , 07/25/55
(c)
.................. 5,251 4,542,853
3.50% , 11/01/28 - 07/01/52 ............ 4,896 4,482,380
3.50% , 07/25/40 - 08/25/55
(c)
........... 438 395,182
4.00% , 09/01/33 - 08/01/52
(d)
........... 28,287 26,346,383
4.50% , 07/01/25 - 08/01/52 ............ 19,050 18,323,025
4.50% , 07/01/52
(e)
.................. 14,429 13,963,441
4.50% , 07/25/55
(c)
.................. 4,364 4,173,823
5.00% , 11/01/32 - 06/01/54 ............ 24,387 24,012,083
5.00% , 11/01/54
(e)
.................. 24,357 23,913,489
5.00% , 07/25/55
(c)
.................. 1,218 1,193,518
5.50% , 02/01/35 - 06/01/53 ............ 4,577 4,606,656
5.50% , 07/25/55
(c)
.................. 12,294 12,291,187
6.00% , 04/01/35 - 06/01/41 ............ 1,037 1,080,234
6.00% , 07/25/55
(c)
.................. 17,386 17,666,312
6.50% , 05/01/40 ................... 230 241,099
6.50% , 07/25/55 - 08/25/55
(c)
........... 10,330 10,658,019
401,558,329
Security
Par (000)
Par (000) Value
Principal Only Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association , Series
2024-16 , 0.00% , 03/25/51
(f)
............ USD 1,077 $ 770,307
Total U.S. Government Sponsored Agency Securities — 161 .0%
(Cost: $ 430,623,609 ) .............................. 415,920,782
Total Long-Term Investments — 162.8%
(Cost: $ 435,503,575 ) .............................. 420,676,320
Shares
Shares
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20%
(g) (h)
................... 6,451,616 6,451,616
Total Short-Term Securities — 2 .5%
(Cost: $ 6,451,616 ) ............................... 6,451,616
Total Options Purchased — 0.0%
( Cost: $ 106,787 ) ................................. 102,063
Total Investments Before TBA Sale Commitments — 165 .3%
(Cost: $ 442,061,978 ) .............................. 427,229,999
Par (000)
Pa r (000)
TBA Sale Commitments
(c)
Mortgage-Backed Securities — ( 45 .4 ) %
Government National Mortgage Association ,
4.00% , 07/15/55 ................... (79) (73,440)
Uniform Mortgage-Backed Securities
2.50% , 07/25/40 - 07/25/55 ............ (3,842) (3,339,345)
3.00% , 07/25/40 - 08/25/55 ............ (8,955) (7,884,539)
3.50% , 07/25/40 ................... (614) (592,445)
4.00% , 07/25/55 ................... (27,619) (25,678,125)
4.50% , 07/25/55 - 08/25/55 ............ (33,308) (31,852,768)
5.00% , 07/25/55 ................... (43,550) (42,674,652)
6.50% , 07/25/55 ................... (5,165) (5,332,742)
Total TBA Sale Commitments — ( 45 .4 ) %
(Proceeds: $ (115,834,722) ) ......................... (117,428,056)
Total Investments Net of TBA Sale Commitments — 119 .9%
(Cost: $ 326,227,256 ) .............................. 309,801,943
Liabilities in Excess of Other Assets — (19.9) % ............ (51,461,918)
Net Assets — 100.0% ...............................
$ 258,340,025
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Represents or includes a TBA transaction.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)
Zero-coupon bond.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Impact Mortgage Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 14,484,150 $ — $ (8,032,534)
(a)
$ — $ — $ 6,451,616 6,451,616 $ 175,504 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
HSBC Securities (USA), Inc. 4 .47% 06/11/25 07/14/25   $ 22,220,542 $ 22,272,964
U.S. Government Sponsored
Agency Securities Up to 30 Days
HSBC Securities (USA), Inc. 4 .47 06/11/25 07/14/25   13,373,746 13,405,297
U.S. Government Sponsored
Agency Securities Up to 30 Days
$ 35,594,288 $ 35,678,261

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Impact Mortgage Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 95 09/19/25 $ 10,652 $ (215,601)
U.S. Treasury 10-Year Ultra Note ............................................... 17 09/19/25 1,942 (14,706)
U.S. Treasury Long Bond ..................................................... 43 09/19/25 4,960 (91,805)
U.S. Treasury 2-Year Note .................................................... 8 09/30/25 1,664 (4,773)
U.S. Treasury 5-Year Note .................................................... 66 09/30/25 7,195 (32,564)
$ (359,449)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.34% Annual Deutsche Bank AG 01/13/27 4 .34 % USD 198 $ 12,625
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.35% Annual Deutsche Bank AG 01/13/27 4 .35 USD 198 12,737
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual BNP Paribas SA 03/29/27 4 .00 USD 58 2,703
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 269 11,723
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Citibank NA 04/12/27 4 .05 USD 59 2,897
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.01% Annual Deutsche Bank AG 04/14/27 4 .01 USD 30 1,402
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
Goldman Sachs
International 06/04/27 4 .00 USD 431 20,224
64,311
Put
10-Year Interest Rate Swap
(a)
4.35% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .35 USD 198 4,052
10-Year Interest Rate Swap
(a)
4.34% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .34 USD 198 4,097
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual BNP Paribas SA 03/29/27 4 .00 USD 58 1,901
10-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 269 9,472
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Citibank NA 04/12/27 4 .05 USD 59 1,894
10-Year Interest Rate Swap
(a)
4.01% Annual 1-day SOFR Annual Deutsche Bank AG 04/14/27 4 .01 USD 30 988
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual
Goldman Sachs
International 06/04/27 4 .00 USD 431 15,348
37,752
$ 102,063
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.31% Annual 10/02/34 USD 2,800 $ (100,937) $ — $ (100,937)
4.08% Annual 1-day SOFR Annual 10/02/34 USD 2,800 (83,964) — (83,964)
$ (184,901) $ — $ (184,901)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Impact Mortgage Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 63,334 $ — $ 63,334
Non-Agency Mortgage-Backed Securities ........................ — 4,692,204 — 4,692,204
U.S. Government Sponsored Agency Securities .................... — 415,920,782 — 415,920,782
Short-Term Securities
Money Market Funds ...................................... 6,451,616 — — 6,451,616
Options Purchased
Interest rate contracts ...................................... — 102,063 — 102,063
Liabilities
Investments
TBA Sale Commitments .................................... — (117,428,056) — (117,428,056)
$ 6,451,616 $ 303,350,327 $ — $ 309,801,943
Derivative Financial Instruments
(a)
Liabilities
Interest rate contracts ....................................... $ (359,449) $ (184,901) $ — $ (544,350)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $35,678,261 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced